NET LOSS PER SHARE - Weighted-average numbers of non-vested restricted shares, options granted, Preferred Shares, Fairlubo Share Swap and convertible notes excluded from the calculation of diluted net loss per share (Details) - shares shares in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	257,295,925	442,054,145	572,138,995
Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share		367,859,970	541,283,717
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	253,165,870	53,589,548
Fairlubo Share Swap
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share		6,352,753	2,571,946
Non-vested restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	33,331	133,328
Outstanding weighted average stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	4,096,724	14,118,546	28,283,332